Directors and key management compensation	12 Months Ended
Mar. 31, 2024
Directors and key management compensation
Directors and key management compensation

23. Directors and key management compensation

This note details the total amounts earned by the Company’s Directors and members of the Executive Committee.

Directors

Aggregate emoluments of the Directors of the Company were as follows:

	2024	2023	2022
	€m	€m	€m
Short-term remuneration	8	6	7
Long-term incentive schemes[1]	1	3	2
	9	9	9

Note:

1	Relates to share-based payments.

No Directors serving during the year exercised share options in the year ended 31 March 2024 (2023: None; 2022: None).

Key management compensation

Aggregate compensation for key management, being the Directors and members of the Executive Committee, was as follows:

	2024	2023	2022
	€m	€m	€m
Short-term employee benefits	27	25	28
Share-based payments	7	12	8
	34	37	36